Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020		¥ 56,836		¥ 58,011		¥ 54,672
Provision (Reversal)		0		24,425		22,525
Charge-offs		(37,432)	[1]	(24,920)		(20,430)
Recoveries		805		788		1,217
Other		858	[2]	(1,468)	[3]	27	[4]
Ending balance as of March 2021		79,995		56,836		58,011
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance as of April 2020	[5]	1,458	[6]	3,186		4,292
Provision (Reversal)	[5]			(24)		(331)
Charge-offs		(4,040)	[1],[6]	(1,789)	[5]	(822)	[5]
Recoveries		46	[6]	77	[5]	126	[5]
Other		119	[2],[6]	8	[3],[5],[7]	(79)	[4],[5],[7]
Ending balance as of March 2021		¥ 1,835	[6]	¥ 1,458	[5],[6]	¥ 3,186	[5]

[1]	Charge-off include the amount of ¥3,899 million for write-offs of purchased loans.
[2]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
[3]	Other mainly includes foreign currency translation adjustments.
[4]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[6]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[7]	Other includes foreign currency translation adjustments.